BRADLEY STRICKLING
Senior Counsel
Writer's Direct Number: (205) 268-7884
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: brad.strickling@protective.com

September 16, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
Initial Registration Statement on Form N-6 for
Protective Life Insurance Company
Protective Variable Life Separate Account
Protective Investors Benefit Advisory VUL
File No. 811-7337

Dear Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account (the “Separate Account”), we are transmitting electronically for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 ("Registration Statement") for certain individual flexible premium variable life policies (the “Policies”).  The Policies will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.  Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions regarding the Registration Statement, please contact the undersigned at (205) 268-7884 or our outside counsel Thomas Bisset at (202) 383-0118.

Sincerely,

/s/ Bradley Strickling
Bradley Strickling
Senior Counsel